AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 13, 2018

No. 333-193135

No. 811-22927

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 33	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 37	☒

(Check appropriate box or boxes)

INVESCO ACTIVELY MANAGED

EXCHANGE-TRADED COMMODITY FUND TRUST

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 983-0903

Anna Paglia, Esquire

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Name and Address of Agent for Service)

With Copies to:

Alan P. Goldberg Stradley Ronon Stevens & Young LLP 191 North Wacker Drive, Suite 1601	Eric S. Purple Stradley Ronon Stevens & Young LLP 1250 Connecticut Ave, NW, Suite 500
Chicago, Illinois 60606	Washington, DC 20036

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on August 12, 2018 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on [date] pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 33 (the “Amendment”) to the Registration Statement on Form N-1A for Invesco Actively Managed Exchange-Traded Commodity Fund Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) solely for the purpose of designating August 12, 2018, as the new effective date for Post-Effective Amendment No. 8 to the Trust’s Registration Statement, which was filed on November 8, 2016 pursuant to Rule 485(a) under the Securities Act. The effectiveness of the Registration Statement relating to this change was delayed previously pursuant to Post-Effective Amendment Nos. 9, 10, 13, 14, 15, 16, 17, 18, 19, 20, 21, 22, 23, 24, 25, 28, 29, 30, 31 and 32 to the Trust’s Registration Statement filed on January 20, 2017, February 17, 2017, March 17, 2017, April 13, 2017, May 12, 2017, June 9, 2017, July 7, 2017, August 4, 2017, September 1, 2017, September 29, 2017, October 27, 2017, November 22, 2017, December 21, 2017, January 19, 2018, February 16, 2018, March 16, 2018, April 13, 2018, May 11, 2018, June 8, 2018 and June 29, 2018, respectively. This Amendment relates solely to Invesco Agriculture Commodity Strategy No K-1 ETF, Invesco Base Metals Commodity Strategy No K-1 ETF and Invesco Energy Commodity Strategy No K-1 ETF, each a series of the Trust.

This Amendment incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 8 to the Trust’s Registration Statement and Part C of Post-Effective Amendment No. 26 to the Trust’s Registration Statement, which was filed on February 27, 2018.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and it has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 13th day of July, 2018.

Invesco Actively Managed Exchange-Traded Commodity Fund Trust

By:	/s/ Daniel E. Draper
Daniel E. Draper

Title:	President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Daniel E. Draper	President	July 13, 2018
Daniel E. Draper

/s/ Steven M. Hill	Treasurer	July 13, 2018
Steven M. Hill

/s/ Anna Paglia	Secretary	July 13, 2018
Anna Paglia

*/s/ Ronn R. Bagge	Trustee	July 13, 2018
Ronn R. Bagge

*/s/ Todd J. Barre	Trustee	July 13, 2018
Todd J. Barre

*/s/ Kevin M. Carome	Trustee	July 13, 2018
Kevin M. Carome

*/s/ Marc M. Kole	Trustee	July 13, 2018
Marc M. Kole

*/s/ Yung Bong Lim	Trustee	July 13, 2018
Yung Bong Lim

*/s/ Philip M. Nussbaum	Trustee	July 13, 2018
Philip M. Nussbaum

*/s/ Gary R. Wicker	Trustee	July 13, 2018
Gary R. Wicker

*/s/ Donald H. Wilson	Chairman and Trustee	July 13, 2018
Donald H. Wilson

*By: /s/ Anna Paglia		July 13, 2018
Anna Paglia

Attorney-In-Fact

*	Anna Paglia signs on behalf of the powers of attorney filed with Pre-Effective Amendment No. 3 to the Trust’s Registration Statement and incorporated herein by reference herein.

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